Goldman Sachs Emerging Markets Equity Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	5.01%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.61%	5.19%	5.09%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.06%	4.10%	4.30%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.95%	4.10%	4.09%